Note 15 - Earnings Per Common Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average number of common shares outstanding used in basic earnings per common share calculation (in shares)	4,610,469	4,368,289	4,215,899
Options and warrants (in shares)	16,018	423,818	640,410
Restricted stock awards (in shares)	12,443	10,868	11,662
Weighted average number of common shares outstanding adjusted for effect of dilutive securities (in shares)	4,638,930	4,802,975	4,867,971
Net income	$ 7,793	$ 8,236	$ 4,404
Basic earnings per common share (in dollars per share)	$ 1.69	$ 1.89	$ 1.04
Diluted earnings per common share (in dollars per share)	$ 1.68	$ 1.71	$ 0.90